Equity Method Investments	6 Months Ended
Jun. 30, 2021
Equity Method Investments and Joint Ventures [Abstract]
Equity method investments
8.	Equity method investments

In May 2006, the Group invested RMB250 to acquire 30% equity interest of Xiamen Han’en Education Consulting Co., Ltd. and in July and November 2016, the Group invested RMB9,000 and RMB10,000 to acquire 15% and 20% equity interests of Shenzhen SKT Education Technology Co., Ltd. and Beijing Wuyan Education Consulting Co., Ltd. (“Wuyan”), respectively, which are mainly engaged in educational services. The Group accounts for these investments under the equity method, because the Group has the ability to exercise significant influence but does not have control over the investees. In April 2018, the Group made additional investment of RMB3,750 in Wuyan to maintain its share of equity interests in this investee. The Group recognized gain on equity method investments of RMB1,449 for the six months ended June 30, 2021.